Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
		As of December 31,
	Note	2021	2022
		$	$
ASSETS
Current assets
Prepaid expenses and other current assets		-	1,514
Amount due from related parties		41,646	38,405

Total current assets		41,646	39,919

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(33,781)	(18,166)

Total non-current assets		(33,781)	(18,166)

Total assets		7,865	21,753

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		14,733	14,658

Total current liabilities		14,733	14,658

Total liabilities		14,733	14,658

Shareholders’ (deficit) equity
Additional paid-in capital		262,271	310,267
Accumulated deficit		(271,040)	(305,073)
Statutory reserve		1,901	1,901

Total shareholders’ (deficit) equity		(6,868)	7,095

Total liabilities and shareholders’ equity		7,865	21,753

Schedule of condensed statements of operations
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Operating Expenses
General and administrative expenses	(2,125)	(2,450)	(1,653)

Operating loss	(2,125)	(2,450)	(1,653)

Share of losses of subsidiaries and Consolidated VIEs	(33,965)	(54,152)	(37,208)

Loss before income taxes	(36,090)	(56,602)	(38,861)
Income tax expense	-	-	-

Net loss	(36,090)	(56,602)	(38,861)

Schedule of condensed statements of comprehensive income (loss)
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Net loss	(36,090)	(56,602)	(38,861)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	1,498	507	(1,456)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss	(34,592)	(56,095)	(40,317)
Comprehensive loss attributable to the Company’s ordinary shareholders	(34,633)	(56,085)	(40,393)

Schedule of condensed statements of cash flows
For the years ended December 31,
	2020	2021	2022
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	-
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

Schedule of related party balances
	As of December 31,
	2021	2022
	$	$
Amount due from (to) related parties
- Borqs HK	17,472	17,280
- Borqs Beijing	(83)	(113)
- Borqs USA	808	808
- Borqs International	23,449	20,430